Note 12 - Derivatives and Fair Value Disclosures - Fair Value of Assets and Liabilities Measured on a Recurring Basis (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Derivatives	$ (101,188)	$ (851,298)
Fair Value, Inputs, Level 1 [Member]
Derivatives
Fair Value, Inputs, Level 2 [Member]
Derivatives	(101,188)	(851,298)
Fair Value, Inputs, Level 3 [Member]
Derivatives
Interest Rate Swap 1 [Member]
Derivatives	263,635	127,555
Interest Rate Swap 1 [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives
Interest Rate Swap 1 [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives	263,635	127,555
Interest Rate Swap 1 [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives
Interest Rate Swap 2 [Member]
Derivatives	(364,823)	(978,853)
Interest Rate Swap 2 [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives
Interest Rate Swap 2 [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives	(364,823)	(978,853)
Interest Rate Swap 2 [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives